Investments Held at Fair Value - Schedule of Investments (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments Held At Fair Value [Abstract]
Fair value through P&L	£ 255	£ 127
Fair value through OCI	9	8
Financial assets	264	135
Current	242	123
Non-current	£ 22	£ 12